CONSOLIDATED INCOME STATEMENTS (unaudited) - USD ($) shares in Millions, $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Profit or loss [abstract]
Net sales to third parties	$ 1,863	$ 1,819	$ 3,640	$ 3,598
Sales to former parent	0	1	0	2
Other revenues	40	0	87	0
Net sales and other revenues	1,903	1,820	3,727	3,600
Cost of net sales	(922)	(942)	(1,847)	(1,855)
Cost of other revenues	(34)	0	(81)	0
Gross profit	947	878	1,799	1,745
Selling, general & administration	(760)	(722)	(1,416)	(1,375)
Research & development	(167)	(152)	(313)	(289)
Other income	6	62	18	81
Other expense	(79)	(28)	(189)	(51)
Operating (loss)/income	(53)	38	(101)	111
Interest expense	(35)	(6)	(44)	(12)
Other financial income & expense	(8)	(8)	(16)	(14)
(Loss)/income before taxes	(96)	24	(161)	85
Taxes	(294)	(9)	(338)	(32)
Net (loss)/income	$ (390)	$ 15	$ (499)	$ 53
(Loss)/earnings per share
Basic earnings per share (in dollars per share)	$ (0.80)	$ 0.03	$ (1.02)	$ 0.11
Diluted earnings per share (in dollars per share)	$ (0.80)	$ 0.03	$ (1.02)	$ 0.11
Weighted average number of shares outstanding
Weighted average number of shares outstanding - Basic (in shares)	488.2	488.2	488.2	488.2
Weighted average number of shares outstanding - Diluted (in shares)	488.2	488.2	488.2	488.2